Pensions - Assumptions (Details) - Main Scheme £ in Billions	12 Months Ended
	Dec. 31, 2017 Y	Dec. 31, 2016 Y	Dec. 31, 2015 GBP (£)
Pensions
Funding level, as percent			84.00%
Pension liabilities			£ 37.0
Deficit			5.8
Settlement of the future contributions			£ 4.2
Investment return period			10 years
Remaining deficit			£ 1.6
Average cost			35.00%
Discount rate	2.60%	2.70%
Inflation assumption (RPI)	3.10%	3.20%
Rate of increase in salaries	1.80%	1.80%
Rate of increase in deferred pensions	3.00%	3.20%
Rate of increase in pensions in payment	2.90%	3.00%
Proportion of pension converted to a cash lump sum at retirement	21.00%	21.00%
Longevity at age 60 for current pensioners, Males (years)	27 years 2 months 12 days	27 years 4 months 24 days
Longevity at age 60 for current pensioners, Females (years)	28 years 8 months 12 days	29 years 1 month 6 days
Longevity at age 60 for future pensioners currently aged 40, Males (years)	28 years 7 months 6 days	29 years
Longevity at age 60 for future pensioners currently aged 40, Females (years)	30 years 4 months 24 days	31 years 2 months 12 days
Weighted average duration of defined benefit obligation | Y	21	20.9
2015 triennial valuations
Pensions
Discount rate			1.50%
Proportion of pension converted to a cash lump sum at retirement			21.00%
Inflation assumption, RPI floor			0.00%
Inflation assumption, RPI cap			5.00%
Inflation assumption, LPI floor			(5.00%)
Longevity at age 60 for current pensioners, Males (years)			28 years 4 months 24 days
Longevity at age 60 for current pensioners, Females (years)			30 years 2 months 12 days
Longevity at age 60 for future pensioners currently aged 40, Males (years)			29 years 10 months 24 days
Longevity at age 60 for future pensioners currently aged 40, Females (years)			32 years 4 months 24 days